Segment and Geographical Information (Tables)	6 Months Ended
Jun. 30, 2013
Segment and Geographical Information [Abstract]
Summary of Operating Results by Segment

Note 5 - Segment and Geographical Information

The Company operates in three reportable segments: (a) Corporate (b) Airport Security and other aviation services and (c) Technology. The Corporate segment does not generate revenue and contains primarily non-operational expenses. The Airport security and other aviation services segment provide security and other services to airlines authorities, predominantly the United States of America and Europe. The Technology segment is predominantly involved in the development and sale of identity security software to financial institutions and airport authorities, predominantly in Europe and Israel. All inter-segment transactions are eliminated in consolidation.

		Airport
		Security
		and Other
		Aviation
	Corporate	Services	Technology	Total
Six months ended June 30, 2013:
Revenue	$-	$56,935	$342	$57,277
Depreciation and amortization	1	327	41	369
Loss from continuing operations	(705)	(1,572)	(1,594)	(3,871)
Total assets	384	25,410	541	26,335
Six months ended June 30, 2012:
Revenue	$-	$46,867	$276	$47,143
Depreciation and amortization	1	296	27	324
Loss from continuing operations	(852)	(811)	(1,628)	(3,291)
Total assets	427	20,995	386	21,808

The following table sets forth, for the periods indicated, revenue generated by country:

	(U.S. Dollars in Thousands) Six months ended June 30,
	2013	2012
Netherlands	$26,172	$23,485
United States of America	19,494	17,313
Other	11,611	6,345
Total	$57,277	$47,143

Schedule of Revenues by Geographic Area

The following table sets forth, for the periods indicated, revenue generated by country:

	(U.S. Dollars in Thousands) Six months ended June 30,
	2013	2012
Netherlands	$26,172	$23,485
United States of America	19,494	17,313
Other	11,611	6,345
Total	$57,277	$47,143